Defined Benefit Liability (Details 5) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Present value of the defined benefit obligation	$ (45,233)	$ (52,121)	$ (52,126)	$ (49,064)	$ (59,789)
Fair value of plan assets	40,005	43,126	37,418	39,099	47,952
Deficit in the plan	$ (5,228)	$ (8,995)	$ (14,708)	$ (9,965)	$ (11,837)